Fair Value of Financial Instruments - Carrying Values of Financial Instruments (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	$ 75,825
Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	132,571
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	12,487
Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	12,572
Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	49,217
Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	9,634
Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	45,734
Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	48,047
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	234,942
Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	65,900
Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	38,000
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,249
Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	8,590
Amortized cost | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	75,825
Amortized cost | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	132,571
Amortized cost | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	12,572
Amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	49,217
Amortized cost | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	45,734
Amortized cost | Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	48,047
FVTPL | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	12,487
FVTPL | Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	9,634
FVTPL | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
FVTPL | Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Accounts payable and accrued liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Convertible debentures
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Other current liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Derivative liability
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Loans and borrowings
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Designated FVTOCI | Other long-term liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial Liabilities	0
Amortized cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	234,942
Amortized cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	65,900
Amortized cost | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	38,000
Amortized cost | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Amortized cost | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	8,590
FVTPL
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,249	$ 26,283	$ 59,382
FVTPL | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,249
FVTPL | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
FVTPL | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Accounts receivable, excluding sales taxes and lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Derivatives
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Loans receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	0
Designated FVTOCI | Lease receivable
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 0